Financial instruments	3 Months Ended
Mar. 31, 2018
Financial instruments.
Financial instruments

15.Financial instruments

The Company has the following financial instruments:

		Book value		Fair value
	Level	March 31, 2018 (Unaudited)	December 31, 2017	March 31, 2018 (Unaudited)	December 31, 2017
Assets:
Short-term investments	2	627.7	1,036.1	627.7	1,036.1
Long term investments	3	906.4	836.0	906.4	836.0
Restricted investments (*)	2	3.9	8.8	3.9	8.8
Derivative financial instruments (*)	2	442.8	420.8	442.8	420.8

Liabilities:
Loans and financing (*) (a)	2	3,387.6	3,489.9	3,389.5	3,461.0
Derivative financial instruments (*)	2/3	430.5	426.9	430.5	426.9

(*)Includes current and non-current.

(a)Balance of loans and financing includes:

(i)Senior Notes: The entire amount related to the Bond “Senior Notes” was swapped from U.S. dollars to Reais. The swap was executed through an Interest Rate and Currency Swap, agreement, as shown below:

Options Structure	Coupon Payments		Principal Payment

Period	Apr/2018 to Apr/2019	Oct/2019 to Oct/2024	Oct/2024
Notional	US$12 million	US$12 million	US$400 million
Put option bought	—	3.2865	N/A
Call option bought	N/A	N/A	3.2865
Call option sold	—	4.7500	4.7500

Both derivative instruments resulted in the full protection of the company against foreign currency fluctuations capped at R$4.7500 and a partial protection for amounts above this level while keeping the upside for a Brazilian real appreciation below the exchange rate of R$3.2865 for US$1.00. The options were financed, yielding a total hedging cost of 99.1% of CDI. For more details about these transactions, including individual Mark-to-Market amounts see “Forward foreign currency contract” and “Interest rate swap contract”.

(ii)Some of the loans were swapped from U.S. dollars to Reais. The notional of the working capital loan was R$101.7, and its interest rate and currency swap generated an unrealized gain of R$3.3. More details see “Fair value hedge” and “Interest rate swap”.

(iii) Cash flow hedge: Some finance leases were designated as the hedged objects in an effective cash flow hedging relationship. The Company hedged its interest exposure and swapped its exposure related to interest floating rates to fixed rates. The total notional of the finance leases was R$67.3 and its interest rate swaps generated an unrealized loss of R$12.0. More details see item, Cash flow hedge.

The carrying value of cash equivalents, short and long-term investments, restricted investments, trade and other receivables and accounts payable approximate their fair value largely due to the short-term maturity of these instruments.

Derivative financial instruments

	March 31, 2018 (Unaudited)		December 31, 2017
	Assets	Liabilities	Assets	Liabilities
Cash flow hedge
Interest rate swap contract	—	(12.0)	—	(14.7)
Fair value hedge
Interest rate swap contract	6.0	—	4.7	—
Derivatives not designated as hedge
Interest rate swap contract (*)	—	(393.3)	4.2	(385.2)
Forward foreign currency contract (*)	246.0		219.9	—
Heating oil forward contracts	5.2	—	4.5	—
Foreign currency options (*) (**)	185.6	(25.2)	187.5	(27.0)

	442.8	(430.5)	420.8	(426.9)

(*)Financial Instruments in connection with the Senior Notes, with a total net liability R$6.1. The senior notes were swapped into Reais using a set of instruments, where the Company receives U.S.dollar at 5.875% and pays Reais at 99.1% of CDI. More details see item Derivatives not designated as hedge accounting’

(**)Includes i) R$0.7 from a call-spread option in connection with a US$15 million loan which swaps the loan to Brazilian Reais, converting it from Libor 3M + 2.388% in U.S.Dollar to 124% of CDI + FX variation in Reais, and; ii) R$1.6 of some currency options denominated in US dollar in order to hedge the Company against the net exposure of US$ 25 million.

The maturity of the derivative financial instruments held by the Company is as follows:

March 31, 2018 (Unaudited)	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total

Assets from derivative transactions	4.8	4.5	3.2	12.8	417.5	442.8
Liabilities from derivative transactions	(21.1)	—	(24.9)	(195.0)	(189.5)	(430.5)

Total derivative financial instruments	(16.3)	4.5	(21.7)	(182.2)	228.0	12.3

Cash flow hedge

As of March 31, 2018 and December 31, 2017, the Company had interest rate swaps designated as cash flow hedges to hedge against the effect of changes in the interest rate on a portion of the payments of operating leases and loans denominated in foreign currency in the next 12 months.

Some finance leases and loan designated as hedged items in an effective cash flow hedging relationship. The Company hedged its interest exposure and swapped its exposure related to interest floating rates to fixed rates, The total notional of the finance leases and loan was R$67.3 (December 31, 2017 — R$87.4) and the fair value is R$12.0 (December 31, 2017 — R$14.7).

The positions were:

March 31, 2018 (Unaudited)	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	67.3	LIBOR	Fixed rate	(12.0)

	67.3			(12.0)

December 31, 2017	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	87.4	LIBOR	Fixed rate	(14.7)

	87.4			(14.7)

The critical terms of the swap contracts matched with the terms of the hedged loans. Considering all transactions were deemed effective, the fair value changes on cash flow hedge were recorded in other comprehensive loss against derivative financial instruments in liabilities or assets.

Changes in other comprehensive loss (cash flow hedge reserve) are detailed below:

	March 31, 2018 (Unaudited)	December 31, 2017

Balance at the beginning of the period	(11.2)	(33.8)

Transactions settled during the period	(1.9)	6.4
Fair value adjustment	1.0	12.7
Deferred tax effect	2.9	3.5

Balance at the end of the period	(9.2)	(11.2)

Fair value hedge

As of March 31, 2018 the Company had fixed to floating interest rate swap contracts with a notional amount of R$101.7 (December 31, 2017 - R$103.7). These contracts entitle the Company to receive fixed interest rates and pay floating interest based on CDI.

Adjustment to fair value of these contracts resulted in the recognition of an unrealized gain of R$6.0 (December 31, 2017 — R$4.7) which was recorded as financial income. The impact on the interim consolidated income statements was offset by a negative adjustment on the debt hedged. There was no ineffectiveness during the three months ended March 31, 2018.

Derivatives not designated as hedge accounting

i)         Forward foreign currency contract

The Company is exposed to the risk of changes in the U.S. dollars, and therefore entered into currency forward contracts, options and foreign currency swaps. These currency forward contracts are not designated for hedge accounting.

During the three months ended March 31, 2018, the Company had entered into NDF contracts of US$370 million to protect itself from currency fluctuations (December 31, 2017 - US$370 million) that generated an unrealized gain of R$246.0 (December 31, 2017 — R$219.9).

ii)       Foreign currency options

The Company also has currency options with notional of US$569 million (December 31, 2017 — US$544 million), of which US$529 million are in connection with the Senior Notes hedge, US$15 million (December 31, 2017 - US$15 million) in connection to an dollar loan maturing in April, 2018 and US$ 25 million to hedge against the net exposure denominated in US dollars and the remaining.

As of March 31, 2018, these options generated an unrealized gain of R$160.5 (December 31, 2017 — R$ 160.5).

iii)   Interest rate swap contract

As of March 31, 2018 the Company had interest rate swap contracts in connection with the Senior Notes. Changes in fair value of these instruments resulted in the recognition of an unrealized loss of R$393.3 (December 31, 2017 - R$381.0).

iv)   Heating oil forward contracts

As of March 31, 2018, the Company also had average NDF contracts on over-the-counter (OTC) Market with three different counterparties on the local market indexed to Heating Oil forward contract traded on the NYMEX, on monthly tranches, with a notional value of R$102.9 (December 31, 2017 - R$15.5). The fair value of these instruments amounted to an unrealized gain of R$5.2 (December 31, 2017 — R$4.5).

Fair value of financial instruments

The Company applies the following hierarchy to determine the fair value of financial instruments:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: other techniques for which all data that have significant effect on the fair value recorded are observable, directly or indirectly;

Level 3: techniques that use data that have significant effect on fair value recorded that are not based on observable market data.

Assets measured at fair value (Unaudited)	March 31, 2018	Level 1	Level 2	Level 3

Financial assets at fair value
Short-term investments	627.7	—	627.7	—
Restricted investments (a)	3.9	—	3.9	—
Long-term investments (c)	906.4	—	—	906.4
Interest rate swap contract - fair value hedge option (b)	6.0	—	6.0	—
Forward foreign currency contract	246.0	—	246.0	—
Foreign currency options	185.6	—	185.6	—
Heating oil forward contracts	5.2	—	5.2	—

Liabilities measured at fair value (Unaudited)	March 31, 2018	Level 1	Level 2	Level 3

Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(12.0)	—	(12.0)	—
Interest rate swap contract- not designated as hedge	(393.3)	—	(393.3)	—
Foreign currency options	(25.2)	—	(25.2)	—

Assets measured at fair value	December 31, 2017	Level 1	Level 2	Level 3

Financial assets at fair value
Short-term investments	1.036.1	—	1.036.1	—
Restricted investments (a)	8.8		8.8	—
Long-term investments (c)	836.0	—	—	836.0
Interest rate swap contract - fair value hedge option (b)	4.7	—	4.7	—
Interest rate swap contract- not designated as hedge	4.2		4.2
Forward foreign currency contract	219.9	—	219.9	—
Foreign currency options	187.5		187.5
Heating oil forward contracts	4.5	—	4.5	—

Liabilities measured at fair value	December 31, 2017	Level 1	Level 2	Level 3

Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(14.7)	—	(14.7)	—
Interest rate swap contract- not designated as hedge	(385.2)	—	(385.2)	—
Foreign currency options	(27.0)	—	(27.0)	—

(a)    Includes current and non-current.

(b)Portion of the balances consist of loans from FINAME PSI, and standard FINAME presented at their value adjusted by the hedged risk, applying fair value hedge accounting rules.

(c)The Company calculated the fair value of the call option based on a valuation for TAP and binomial model considering the term of option, discount rate and the market volatility of publicly traded comparable airlines, calculated on a 2 years average. The resulting amount of the binomial model calculated in Euros was converted into Reais using the period-end exchange rate. See Note 15

(d)The Company calculated the fair value of the put option by using the 12 months Libor rate as the coupon for the bond and applying it for the remaining time of the option.

Level 3 financial assets reconciliation

Changes in the fair value of the TAP Convertible Bonds is detailed below:

	March 31, 2018 (Unaudited)	December 31, 2017

Balance at the beginning of the period	836.0	752.1

Foreign currency exchange gain (loss) (*)	10.4	47.8
Interest accrual (12.f.ii) (**)	8.2	29.6
Net present value adjustment (12.f.ii) (**)	(2.1)	(11.8)
Fair value of call-option (12.f.ii) (**)	53.9	18.3

Balance at the end of the period	906.4	836.0

(*) recorded in the “Foreign currency exchange, net” in the interim consolidated income statements line item.

(**) recorded in the “Result from related parties transactions, net” in the interim consolidated income statements line item.